Document and Entity Information	Jun. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	IRADIMED CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36534
Entity Tax Identification Number	73-1408526
Entity Address, Address Line One	1025 Willa Springs, Dr.
Entity Address, City or Town	Winter Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32708
City Area Code	407
Local Phone Number	677-8022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001325618
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IRMD
Security Exchange Name	NASDAQ